PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment

Property and equipment consists of the following as of December 31, 2012 and 2011:

	December 31,
	2012	2011
Leasehold improvements	$1,176	$352
Machinery and equipment	980	133
Furniture and fixtures	246	149
Transportation equipment	134	113
Computer equipment	605	379
	3,141	1,126
Less accumulated depreciation	872	644
	$2,269	$482